Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Assets:
Cash and cash equivalents		$ 184,225	[1]	$ 146,852	[1]	$ 216,671
Restricted cash		1,274		100,475		1,875
Due from clearing brokers		148,291		30,713
Securities and other investments owned (includes $245,475 and $215,225 at fair value as of September 30, 2025 and December 31, 2024, respectively		315,466	[1]	282,325	[1]	809,049
Securities borrowed		106,777		43,022		2,870,939
Accounts receivable, net of allowance for credit losses of $6,580 and $6,100 as of September 30, 2025 and December 31, 2024, respectively		63,457		68,653		81,956
Due from related parties		202		189
Loans receivable, at fair value (includes $27,845 and $51,902 from related parties as of September 30, 2025 and December 31, 2024, respectively)		55,018		90,103
Prepaid expenses and other assets (includes $118 and $3,449 from related parties as of September 30, 2025 and December 31, 2024, respectively)	[1]	219,401		242,916
Operating lease right-of-use assets		36,263		51,509
Property and equipment, net		18,084		18,679		24,775
Goodwill		392,687		392,687		437,041
Other intangible assets, net		124,645		146,446
Deferred income taxes		1,300		13,598
Assets held for sale (Note 4)				84,723
Assets of discontinued operations (Note 4)		2,221		70,373
Total assets		1,669,311		1,783,263
Liabilities:
Accounts payable		41,429		51,238
Accrued expenses and other liabilities		183,395	[1]	185,745	[1]	236,033
Deferred revenue		51,982		58,148
Deferred income taxes		2,328		5,462
Due to related parties and partners		2,595		3,404
Securities sold not yet purchased		22,375		5,675		8,601
Securities loaned		89,165		27,942		2,859,306
Operating lease liabilities		44,901		58,499
Notes payable				28,021
Loan participations sold				6,000
Revolving credit facility		10,167		16,329
Term loans, net		121,924		199,429
Senior notes payable, net		1,311,311		1,530,561
Liabilities held for sale (Note 4)				41,505
Liabilities of discontinued operations (Note 4)		830		21,321
Total liabilities		1,882,402		2,239,279
Commitments and contingencies (Note 17)
BRC Group Holdings, Inc. (f/k/a B. Riley Financial, Inc.) equity (deficit):
Preferred stock, value
Common stock, value		3		3
Additional paid-in capital		596,320		589,387
Accumulated deficit		(850,129)		(1,070,996)
Accumulated other comprehensive loss		(6,654)		(6,569)
Total Registrant stockholders’ deficit		(260,460)		(488,175)
Noncontrolling interests	[1]	47,369		32,159
Total equity (deficit)		(213,091)		(456,016)		359,566
Total liabilities and equity (deficit)		$ 1,669,311		1,783,263
Previously Reported
Assets:
Cash and cash equivalents				146,852		216,671
Restricted cash				100,475		1,875
Due from clearing brokers				30,713		51,334
Securities and other investments owned (includes $245,475 and $215,225 at fair value as of September 30, 2025 and December 31, 2024, respectively				282,325		809,049
Securities borrowed				43,022		2,870,939
Accounts receivable, net of allowance for credit losses of $6,580 and $6,100 as of September 30, 2025 and December 31, 2024, respectively				68,653		81,956
Due from related parties				189		172
Loans receivable, at fair value (includes $27,845 and $51,902 from related parties as of September 30, 2025 and December 31, 2024, respectively)				90,103		532,419
Prepaid expenses and other assets (includes $118 and $3,449 from related parties as of September 30, 2025 and December 31, 2024, respectively)				242,916		235,209
Operating lease right-of-use assets				51,509		84,169
Property and equipment, net				18,679		24,775
Goodwill				392,687		437,041
Other intangible assets, net				146,446		198,021
Deferred income taxes				13,598		33,836
Assets held for sale (Note 4)				84,723
Assets of discontinued operations (Note 4)				70,373		503,138
Total assets				1,783,263		6,080,604
Liabilities:
Accounts payable				51,238		43,409
Accrued expenses and other liabilities				185,745		236,033
Deferred revenue				58,148		70,514
Deferred income taxes				5,462
Due to related parties and partners				3,404		2,480
Securities sold not yet purchased				5,675		8,601
Securities loaned				27,942		2,859,306
Operating lease liabilities				58,499		94,724
Notes payable				28,021		19,391
Loan participations sold				6,000
Revolving credit facility				16,329		43,801
Term loans, net				199,429		625,151
Senior notes payable, net				1,530,561		1,668,021
Liabilities held for sale (Note 4)				41,505
Liabilities of discontinued operations (Note 4)				21,321		49,607
Total liabilities				2,239,279		5,721,038
BRC Group Holdings, Inc. (f/k/a B. Riley Financial, Inc.) equity (deficit):
Preferred stock, value
Common stock, value				3		3
Additional paid-in capital				589,387		572,170
Accumulated deficit				(1,070,996)		(281,285)
Accumulated other comprehensive loss				(6,569)		229
Total Registrant stockholders’ deficit				(488,175)		291,117
Noncontrolling interests				32,159		68,449
Total equity (deficit)				(456,016)		359,566
Total liabilities and equity (deficit)				$ 1,783,263		$ 6,080,604

[1]	At September 30, 2025, the balance sheet includes cash of $194, securities and other investments owned, at fair value of $666, prepaid and other expenses of $3,795, accrued expenses and other liabilities of $10 and noncontrolling interest of $4,643 of consolidated variable interest entities (Note 2 (o)).